Subsequent Events (Details) - USD ($) $ in Thousands							1 Months Ended
	Sep. 13, 2023	Sep. 05, 2023	Aug. 01, 2023	Jul. 11, 2023	Jul. 03, 2023	Apr. 06, 2023	Jul. 31, 2023	Jul. 20, 2023	Jun. 30, 2023
Subsequent Events (Details) [Line Items]
Aggregated gross proceeds						$ 3,500
Loan amount									$ 250
Converted shares		2,650,423
Initial Public Offering [Member]
Subsequent Events (Details) [Line Items]
Converted shares							173,836
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share issued					169,920
Sale of consideration				$ 5,700
RSUs granted								51,020
Percentage of decreased holding							33.36%
Loan amount							$ 785
Additional shares			21,000
Percentage of issued and outstanding shares		36.00%
Joint venture percentage	60.00%
Percentage of remaining initial contribution	40.00%
Percentage of property interest	30.00%
Subsequent Event [Member] | Miami [Member]
Subsequent Events (Details) [Line Items]
Invested amount	$ 2,000
Subsequent Event [Member] | Initial Public Offering [Member]
Subsequent Events (Details) [Line Items]
Aggregated gross proceeds							7,800
Converted ordinary shares							$ 1,500